Leases (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Right-of-use assets [abstract]
Balance	$ 200,165,708	$ 217,037,091		$ 591,039
Additions		31,364,829		223,229,743
Depreciation charge for the year	(50,645,994)	(48,236,212)		(6,783,691)
Balance	149,519,714	200,165,708		217,037,091
Amounts recognized in profit and loss [Abstract]
Interest on lease liabilities	20,287,396	21,298,127		3,282,685
Expenses related to short-term leases	2,475,611	0		1,506,962
Amounts recognized in profit and loss	22,763,007	21,298,127		4,789,647
Amounts recognized in the consolidated and combined statement of cash flow [Abstract]
Total cash outflow	$ 64,834,146	53,910,165		19,175,084
Guarantee deposits				4,870,138
Arrendadora Coppel, S.A.P.I. de C.V [Member]
Right-of-use assets [abstract]
Period of hotel equipment contract	5 years
Hotel Equipment [Member]
Right-of-use assets [abstract]
Balance	$ 187,460,165	199,957,781	[1]	0	[1]
Additions		31,364,829		203,886,899	[1]
Depreciation charge for the year	(46,947,511)	(43,862,445)		(3,929,118)	[1]
Balance	140,512,654	187,460,165		199,957,781	[1]
Offices [Member]
Right-of-use assets [abstract]
Balance	12,097,928	15,253,909		0
Additions		0		17,094,898
Depreciation charge for the year	(3,155,971)	(3,155,981)		(1,840,989)
Balance	8,941,957	12,097,928		15,253,909
Vehicles [Member]
Right-of-use assets [abstract]
Balance	607,615	1,825,401		591,039
Additions		0		2,247,946
Depreciation charge for the year	(542,512)	(1,217,786)		(1,013,584)
Balance	$ 65,103	$ 607,615		$ 1,825,401

[1]	On November 8, 2023, Operadora Hotelera GI, S. A. de C. V. entered into a leasing agreement with Arrendadora Coppel, S.A.P.I. de C.V. for hotel equipment for a period of 5 years, rent payments are fixed throughout the contract.